Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) global_function	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of operating segments [line items]
Number of global functions | global_function	3
Revenue and other operating income	$ 25,551	$ 23,684	$ 26,745
of which: net interest income/(expense)	13,098	13,069	14,509
Change in expected credit losses and other credit impairment charges	719	(1,959)	(6,858)
Net operating income	26,270	21,725	19,887
Total operating expenses	(17,087)	(17,905)	(16,527)
Operating profit	9,183	3,820	3,360
Share of profit in associates and joint ventures	1,656	639	958
Profit before tax	10,839	4,459	4,318
Loans and advances to customers (net)		1,037,987
Interests in associates and joint ventures		26,684
Total external assets		2,984,164
Customer accounts		1,642,780
– inter-segment
Disclosure of operating segments [line items]
Revenue and other operating income	0	0	0
– inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	233	485	1,623
– inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	25	21	(416)
– inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	(753)	(934)	(1,937)
– inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	495	428	730
Operating segments
Disclosure of operating segments [line items]
Revenue and other operating income	25,797	24,523	27,597
Change in expected credit losses and other credit impairment charges	719	(2,031)	(7,287)
Net operating income	26,516	22,492	20,310
Total operating expenses	(16,222)	(16,951)	(15,705)
Operating profit	10,294	5,541	4,605
Share of profit in associates and joint ventures	1,656	1,139	1,049
Profit before tax	$ 11,950	$ 6,680	$ 5,654
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.629	0.691	0.569
Loans and advances to customers (net)	$ 1,059,511	$ 1,036,818	$ 1,073,848
Interests in associates and joint ventures	28,709	26,862	26,242
Total external assets	2,976,005	2,981,588	3,083,321
Customer accounts	1,669,091	1,641,648	1,609,384
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	11,401	11,019	11,694
Change in expected credit losses and other credit impairment charges	52	(685)	(2,328)
Net operating income	11,453	10,334	9,366
Total operating expenses	(7,600)	(7,871)	(7,695)
Operating profit	3,853	2,463	1,671
Share of profit in associates and joint ventures	11	15	(8)
Profit before tax	$ 3,864	$ 2,478	$ 1,663
Share of HSBC’s adjusted profit before tax	32.30%	37.10%	29.40%
Adjusted cost efficiency ratio	0.667	0.714	0.658
Loans and advances to customers (net)	$ 491,320	$ 469,218	$ 456,263
Interests in associates and joint ventures	478	446	428
Total external assets	912,479	882,042	856,599
Customer accounts	841,257	834,376	810,137
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	6,651	6,489	7,326
Change in expected credit losses and other credit impairment charges	249	(1,265)	(3,751)
Net operating income	6,900	5,224	3,575
Total operating expenses	(3,525)	(3,491)	(3,457)
Operating profit	3,375	1,733	118
Share of profit in associates and joint ventures	1	(1)	0
Profit before tax	$ 3,376	$ 1,732	$ 118
Share of HSBC’s adjusted profit before tax	28.30%	25.90%	2.10%
Adjusted cost efficiency ratio	0.530	0.538	0.472
Loans and advances to customers (net)	$ 350,945	$ 342,951	$ 362,094
Interests in associates and joint ventures	15	14	15
Total external assets	624,042	570,369	579,865
Customer accounts	485,689	470,686	441,427
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	7,878	7,323	8,574
Change in expected credit losses and other credit impairment charges	414	(95)	(1,195)
Net operating income	8,292	7,228	7,379
Total operating expenses	(4,985)	(4,916)	(4,813)
Operating profit	3,307	2,312	2,566
Share of profit in associates and joint ventures	0	0	0
Profit before tax	$ 3,307	$ 2,312	$ 2,566
Share of HSBC’s adjusted profit before tax	27.70%	34.60%	45.40%
Adjusted cost efficiency ratio	0.633	0.671	0.561
Loans and advances to customers (net)	$ 216,098	$ 223,395	$ 254,126
Interests in associates and joint ventures	128	141	140
Total external assets	1,258,694	1,342,544	1,472,925
Customer accounts	341,242	335,977	357,082
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(133)	(308)	3
Change in expected credit losses and other credit impairment charges	4	14	(13)
Net operating income	(129)	(294)	(10)
Total operating expenses	(112)	(673)	260
Operating profit	(241)	(967)	250
Share of profit in associates and joint ventures	1,644	1,125	1,057
Profit before tax	$ 1,403	$ 158	$ 1,307
Share of HSBC’s adjusted profit before tax	11.70%	2.40%	23.10%
Adjusted cost efficiency ratio	(0.842)	(2.185)	(86.667)
Loans and advances to customers (net)	$ 1,148	$ 1,254	$ 1,365
Interests in associates and joint ventures	28,088	26,261	25,659
Total external assets	180,790	186,633	173,932
Customer accounts	903	609	738
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Revenue and other operating income	25,797	24,523	27,597
of which: net interest income/(expense)	13,079	13,427	15,042
Change in expected credit losses and other credit impairment charges		(2,031)	(7,287)
Total operating expenses	(16,222)	(16,951)	(15,705)
Share of profit in associates and joint ventures		1,139	1,049
Profit before tax		6,680	5,654
Loans and advances to customers (net)	1,059,511
Customer accounts	1,669,091
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	11,168	10,534	10,071
of which: net interest income/(expense)	7,067	7,231	8,331
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	6,626	6,468	7,742
of which: net interest income/(expense)	4,366	4,545	5,080
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	8,631	8,257	10,511
of which: net interest income/(expense)	2,024	2,184	2,435
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(628)	(736)	(727)
of which: net interest income/(expense)	$ (378)	$ (533)	$ (804)